Advances from Federal Home Loan Bank of New York ("FHLB") - Summary of Carrying Value of Collateral Pledged for Advances (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances	$ 449,188	$ 395,311
Real Estate [Member] | One-to-Four-Family Real Estate Mortgages [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances	377,437	311,895
Held-to-maturity Securities [Member] | Mortgage-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances	$ 71,751	$ 83,416